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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-06538
                                   ---------------------------------------------

            Van Kampen Trust for Investment Grade Florida Municipals
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               (Exact name of registrant as specified in charter)

     522 Fifth Avenue, New York, New York                  10036
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   (Address of principal executive offices)              (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   800-869-6397
                                                    ----------------------------

Date of fiscal year end:    10/31
                         --------------------

Date of reporting period:   7/1/06-6/30/07
                          -------------------




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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06538
Reporting Period: 07/01/2006 - 06/30/2007
Van Kampen Trust for Investment Grade Florida Municipals









=========== VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS ===========


Van Kampen Trust For Investment Grade Florida Municipals

Ticker:       VTF            Security ID:  920932100
Meeting Date: May 18, 2007   Meeting Type: Special
Record Date:  Mar 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger of Funds                   For       Did Not    Management
                                                          Vote

========== END NPX REPORT
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                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Van Kampen Trust for Investment Grade Florida Municipals
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By (Signature and Title)*
                                         /s/ Ronald E. Robison
                          ------------------------------------------------------
                                           Ronald E. Robison

                               President and Principal Executive Officer --
                                            Office of the Funds
                          ------------------------------------------------------


Date    August 28, 2007
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*Print the name and title of each signing officer under his or her signature.